Investments in associates and joint ventures (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Beginning of the year	$ 112,816,000,000		$ 54,390,000,000
Adjustments of previous years (IFRS 9 and IAS 28)	0		(2,972,000,000)
Increase of participation in associates and joint ventures	0		4,167,000,000
Share capital increase and contributions		$ 42	4,284
Share capital reduction	0		(159,000,000)
Decrease of interest in associates and joint ventures (v)	(43,856,000,000)		0
Share of (loss) / profit	(3,090,000,000)		13,236,000,000
Other comprehensive results	(3,732)		(1,854,000,000)
Dividends (i)	(91,000,000)		(2,773,000,000)
Investments in associates and joint venture, deconsolidation	(48,443,000,000)		43,822,000,000	$ (87,842,000,000)
Devaluation (iv)	(626,000,000)		0
Reclassification to held-for-sale	0		(3,109,000,000)
Incorporation by business combination	0		3,781,000,000
Others	$ (35,000,000)		3,000,000
End of the year		$ 12,985	$ 112,816